Common Control Transaction	12 Months Ended
Dec. 31, 2024
Common Control Transaction [Abstract]
COMMON CONTROL TRANSACTION

2. COMMON CONTROL TRANSACTION

Micropolis Cayman acquired 100 shares of Micropolis Dubai, UAE with registered office in Al Khaleej warehouse 1, Dubai Production City, IMPZ, Dubai, UAE., representing 100% of the issued and outstanding share capital of Micropolis Dubai, from its five shareholders (the “Former Shareholders”) for an aggregate purchase price of AED 100,000. As a result, Micropolis Dubai became a wholly-owned subsidiary of Micropolis Cayman (“Common Control Transfer”). The restructuring represented a common control transaction rather than a business combination under the guidance in IFRS 3, Business Combinations, because (1) the New Parent was a shell company that did not meet the definition of a business at the time of the transaction, (2) ultimate control of the Micropolis Cayman was the same before and after the transaction, and (3) control of the Micropolis Cayman was not transitory.

There is currently no specific guidance on accounting for common control transactions under International Financial Reporting Standards issued by the International Accounting Standards Board (“IFRS”). In the absence of specific guidance in IFRS, the Company elected to apply guidance from other comprehensive general accepted accounting principles. The transaction did not result in a change in the reporting entity, as control was unchanged from the perspective of Micropolis Dubai. Micropolis Cayman was determined to be the reporting entity and, therefore, was deemed to be the receiving entity for accounting purposes. Since common control exists between the Company and Micropolis Dubai, the consolidated financial statements incorporate Micropolis Dubai’s financial results and financial information for all periods presented prior to July 2023.

In 2023, Micropolis Cayman issued an aggregate of 23,706,000 ordinary shares, representing 79% of its issued share capital, to the Former Shareholders of Micropolis Dubai and 6,294,000 ordinary shares, representing 21% of its issued share capital, to three new shareholders, at the par value of $0.0001 per share representing the amount of $629.40 (AED 2,311). The Company has restated the share capital to reflect the 23,706,000 ordinary shares as outstanding for all periods presented.